Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Schedule of Reconciliation of the Company’s Biological Assets	Set out below is a reconciliation of the Company’s biological assets as at June 30, 2023 and December 31, 2022:
As at,	June 30, 2023	December 31, 2022
Balance, beginning of the period	$809,180	$—
Acquisition (note 4)	—	200,457
Gain (loss) on change in fair value of biological assets	(562,045)	580,411
Movement in exchange rate	10,009	28,312
Balance, end of the period	$257,144	$809,180
Set out below is a reconciliation of the Company’s biological assets as at December 31, 2022 and 2021:
For the years ended December 31,	2022	2021
Balance, beginning of the year	$—	$—
Requisition of raw materials from inventory	—	202,900
Capitalized costs	—	490,672
Acquisition (note 4)	200,457	—
Gain (loss) on change in fair value of biological assets	580,411	(693,572)
Movement in exchange rate	28,312	—
	$809,180	$—
Set out below is a reconciliation of the Company’s biological assets as at December 31, 2021 and as at December 31, 2020:
For the period ended December 31	2021	2020
Balance, beginning of the period	$—	$—
Requisition of raw materials from inventory	202,900	—
Capitalized costs	490,672	—
Loss on change in fair value of biological assets	(693,572)	—
	$—	$—